Schedule of Promissory Notes (Details)		3 Months Ended	12 Months Ended
		Mar. 31, 2022 USD ($) shares	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings, maturity			mature between one to two years from grant
Interest rate			5.00%
Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		500,000
Principal | $		$ 48,087
Borrowings, maturity		September 30, 2021
Interest rate		5.00%
Promissory Note Two [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		500,000
Principal | $		$ 48,087
Borrowings, maturity		December 31, 2021
Interest rate		5.00%
Promissory Note Three [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		500,000
Principal | $		$ 48,087
Borrowings, maturity		November 30, 2021
Interest rate		5.00%
Promissory Note Four [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		250,000
Principal | $		$ 24,044
Borrowings, maturity		November 30, 2021
Interest rate		5.00%
Promissory Note Five [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		150,000
Principal | $		$ 14,426
Borrowings, maturity		December 31, 2021
Interest rate		5.00%
Promissory Note Six [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		2,236,667
Principal | $		$ 189,680
Borrowings, maturity		November 10, 2022
Interest rate		5.00%
Promissory Note Seven [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		1,000,000
Principal | $		$ 95,924
Borrowings, maturity		November 10, 2022
Interest rate		5.00%
Promissory Note Eight [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		2,620,000
Principal | $		$ 146,639
Borrowings, maturity		November 10, 2022
Interest rate		5.00%
Promissory Note Nine [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		670,000
Principal | $		$ 34,846
Borrowings, maturity		November 10, 2022
Interest rate		5.00%
Promissory Note Ten [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		500,000
Principal | $		$ 48,088
Borrowings, maturity		July 31, 2023
Interest rate		5.00%
Promissory Note Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		1,500,000
Principal | $		$ 144,261
Borrowings, maturity		July 31, 2023
Interest rate		5.00%
Promissory Note Twelve [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		1,000,000
Principal | $		$ 96,174
Borrowings, maturity		July 31, 2023
Interest rate		5.00%
Promissory Note Thirteen [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		200,000
Principal | $		$ 19,235
Borrowings, maturity		July 28, 2023
Interest rate		5.00%
Promissory Note Fourteen [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares		2,360,000
Principal | $		$ 226,971
Borrowings, maturity		July 28, 2023
Interest rate		5.00%
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	[1]	13,986,667
Principal | $		$ 1,184,549

[1]	Includes 12,176,667 warrants exercised and 1,810,000 options exercised